Income Taxes-Schedule of Reconciliation Between the Provision for Income Taxes (Parentheticals) (Details) $ in Millions	6 Months Ended
Jun. 30, 2026 HKD ($)
Schedule of Reconciliation Between the Provision for Income Taxes [Abstract]
Statutory tax rate	16.50%
Tax concession	8.25%
Amount of Tax Concession	$ 2